ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
19. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31	2017	2016
Trade payable and accrued liabilities	$69,155	$57,897
Payroll and government remittances	15,591	14,179
	$84,746	$72,076

Accounts payable are non-interest bearing and are generally due within 30 days or payable on demand.
The fair value of accounts payable and accrued liabilities approximate their carrying amount. Trade payables relate mainly to the acquisition of materials, supplies and contractor services.